Annual Total Returns	Mar. 31, 2021
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Eaton Vance National Ultra-Short Municipal Income Fund | Class A
Bar Chart Table:
2011	9.53%
2012	4.46%
2013	(3.22%)
2014	0.94%
2015	(0.62%)
2016	0.60%
2017	1.10%
2018	1.48%
2019	1.68%
2020	0.01%
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Eaton Vance National Limited Maturity Municipal Income Fund | Class A
Bar Chart Table:
2011	8.17%
2012	5.67%
2013	(2.23%)
2014	6.51%
2015	2.28%
2016	(0.50%)
2017	3.76%
2018	0.95%
2019	4.80%
2020	3.25%
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Eaton Vance New York Municipal Opportunities Fund | Class A
Bar Chart Table:
2011	6.65%
2012	4.11%
2013	(2.08%)
2014	4.95%
2015	1.97%
2016	(0.49%)
2017	3.16%
2018	1.49%
2019	6.95%
2020	4.60%
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #4 | Eaton Vance Short Duration Municipal Opportunities Fund | Class A
Bar Chart Table:
2011	7.60%
2012	3.71%
2013	(2.97%)
2014	5.43%
2015	2.35%
2016	(0.01%)
2017	4.65%
2018	2.18%
2019	4.55%
2020	2.18%